Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue
4.	Revenue

	Year Ended December 31,
	2017	2016

Copper-gold concentrate
Copper	$795,563	$762,613
Gold	130,779	419,895
Silver	13,438	20,774
	$939,780	$1,203,282